Significant accounting policies (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about adoption of IFRS 16
Weighted average incremental borrowing rate		1.55%
Operating lease commitments disclosed as at December 31, 2018			€ 27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application		€ (1,223)
Less : other		(569)
Lease liability recognized as at January 1, 2019		25,912
current lease liabilities	€ 5,141	4,516
non-current lease liabilities	20,457	21,396
Property, plant and equipment (right-of-use assets)	51,180		23,137
Other current assets (prepaid expenses)	6,970		8,244
Total assets	1,357,848		1,439,496
Accumulated losses	(376,518)		(297,779)
Deferred income	96,325		149,801
Total equity and liabilities	€ 1,357,848		€ 1,439,496
Effect of change between IFRS 16 and IAS 17 | IFRS 16
Disclosure of detailed information about adoption of IFRS 16
Lease liability recognized as at January 1, 2019		25,912
Property, plant and equipment (right-of-use assets)		26,406
Other current assets (prepaid expenses)		(494)
Total assets		25,912
Accumulated losses		416
Deferred income		(416)
Total equity and liabilities		€ 25,912